Fair Value Disclosure - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 09, 2025
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on investment	$ 2,940,000	$ 1,409,000	$ 4,348,000
Change in fair value of contingent consideration	2,301,000	0	0
Decrease in operating lease right-of-use assets due to impairment (See Note 18 for details)	2,870,000	22,618,000	131,646,000
Impairment of assets	2,870,000	29,118,000	269,402,000
Tangible asset impairment charges	0	7,000,000.0	72,300,000
Impairment of capitalized licensed content assets	0	$ 0	$ 65,500,000
Frndly TV, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration fair value				$ 65,800,000
Change in fair value of contingent consideration	$ 2,300,000